BBH TRUST

SUPPLEMENT DATED JANUARY 2, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2023

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

I.	Effective immediately, the “Trustee Table” under the section captioned “Management” beginning on page 43 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Number of Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen By Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years

Independent Trustees

H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	8	None.

Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	8	Chairman of Dillon Trust Company.

John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	8	Trustee, Bridge Builder Trust (11 Funds) and Edward Jones Money Market Fund; Director, Teton Advisors, Inc.(a registered investment adviser) (2014-2021).

Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Lovell Minnick Partners, Advisers Counsel (2018- Present).	8	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Number of Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen By Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years

Karen Kochevar Birth Year: 1962	Trustee	Since 2023	Retired.	8	Class III Director, Cava Group Inc.

Interested Trustees

John A. Gehret+ Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012- present).	8	None.

Jean-Pierre Paquin+ Birth Year: 1973	Trustee	Since 2024	Limited Partner of BBH&Co. (2024- present); Partner of BBH&Co. (2015-2023)	8	None.

+          Messrs. Gehret and Paquin are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Limited Partners of BBH&Co.

^           The Fund Complex consists of the Trust, which has eight series, and each is counted as one “Portfolio” for purposes of this table.

II.	Effective immediately, the “Officer Table” under the section captioned “Management” beginning on page 44 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	President and Principal Executive Officer Vice President	Since 2023 2016-2023	Principal* of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Managing Director* of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Managing Director* of BBH&Co. since 2015.
Nicole English 140 Broadway New York, NY 10005 Birth Year: 1985	Anti-Money Laundering Officer (“AMLO”)	Since 2022	Vice President of BBH & Co. since 2019; joined BBH&Co. in 2016.
Brian J. Carroll 50 Post Office Square Boston, MA 02110 Birth Year: 1985	Secretary	Since 2021	Vice President of BBH&Co. since 2023; joined BBH&Co. in 2014.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. in 2014.

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

*	In 2023, BBH redesignated Managing Directors as Principals and Senior Vice Presidents as Managing Directors.

III.	Effective immediately, the “Individual Trustee Qualifications” information under the section captioned “Management” beginning on page 46 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of:

(i) each Trustee’s ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders; and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Wagner should serve as a Trustee of the Funds because of the experience he has gained as President of a registered investment adviser and as a Trustee or Director of the Funds and the Predecessor Trust since 2006.

The Board has concluded that Mr. Collins should serve as a Trustee of the Funds because of his 40 years of extensive experience in investment advisory, corporate finance and economic policy planning.

The Board has concluded that Mr. Gehret should serve as a Trustee of the Funds because of the business and financial experience he has gained as a partner of BBH&Co., and as the former President and Principal Executive Officer of the Trust.

The Board has concluded that Mr. Tesoro should serve as a Trustee of the Funds because of the business, financial and accounting experience he gained as a partner and certified public accountant at a registered public accounting firm.

The Board has concluded that Ms. Binstock should serve as a Trustee of the Funds because the experience she has gained as Chief Financial and Operating Officer of a registered investment adviser for 20 years.

The Board has concluded that Ms. Kochevar should serve as a Trustee of the Funds because the experience she has gained as Chief Financial Officer of a high-growth operating company, teamed with experience as a financial services executive, provided her with the requisite experience to serve as an Independent Trustee.

The Board has concluded that Mr. Paquin should serve as a Trustee of the Funds because of the business and financial experience he has gained as a partner of BBH&Co., and as the former President and Principal Executive Officer of the Trust.

IV.	Effective immediately, the “Trustee Committees” information under the section captioned “Management” on page 47 of the Statement of Additional Information is deleted in their entirety and replaced with the following:

Trustee Committees

The Trustees (except Messrs. Gehret and Paquin) serve on the Trust’s Audit Committee that selects the independent registered public accounting firm for the Funds and reviews the Funds’ financial reporting processes, compliance policies, procedures and the Trust’s overall system of internal controls. The Audit Committee met four times during the fiscal year ended October 31, 2022.

The Trustees (except Messrs. Gehret and Paquin) serve on the Trust’s Valuation Committee, which meets on an as-needed basis (and in any event not less frequently than monthly) to review the Investment Adviser’s determination of “fair value” of any security for which market quotations are not readily available. The Valuation Committee met 16 times during the fiscal year ended October 31, 2022.

V.	Effective immediately, the “Trustee Equity Ownership Table” under the section captioned “Management” beginning on page 47 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Trustee Equity Ownership as of December 31, 2022

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	BBH Select Series – Large Cap Fund	Over $100,000	Over $100,000
	BBH Select Series – Mid Cap Fund	None
	BBH Partner Fund – International Equity	Over $100,000
	BBH Limited Duration Fund	None
	BBH Partner Fund – Small Cap Equity	None
	BBH Intermediate Municipal Bond Fund	None
	BBH Income Fund	None
	BBH U.S. Government Money Market Fund	None

Mark M. Collins	BBH Select Series – Large Cap Fund	None	None
	BBH Select Series – Mid Cap Fund	None
	BBH Partner Fund – International Equity	None
	BBH Limited Duration Fund	None
	BBH Partner Fund – Small Cap Equity	None
	BBH Intermediate Municipal Bond Fund	None
	BBH Income Fund	None
	BBH U.S. Government Money Market Fund	None

John M. Tesoro	BBH Select Series – Large Cap Fund	None	Over $100,000
	BBH Select Series – Mid Cap Fund	None
	BBH Partner Fund – International Equity	Over $100,000
	BBH Limited Duration Fund	None
	BBH Partner Fund – Small Cap Equity	None
	BBH Intermediate Municipal Bond Fund	None
	BBH Income Fund	None
	BBH U.S. Government Money Market Fund	None

Joan A. Binstock	BBH Select Series – Large Cap Fund	None	Over $100,000
	BBH Select Series – Mid Cap Fund	None
	BBH Partner Fund – International Equity	$50,001 – $100,000
	BBH Limited Duration Fund	$50,001 – $100,000
	BBH Partner Fund – Small Cap Equity	None
	BBH Intermediate Municipal Bond Fund	None
	BBH Income Fund	None
	BBH U.S. Government Money Market Fund	None

Karen A. Kochevar	BBH Select Series – Large Cap Fund	None	None
	BBH Select Series – Mid Cap Fund	None
	BBH Partner Fund – International Equity	None
	BBH Partner Fund – Small Cap Equity	None
	BBH Limited Duration Fund	None
	BBH Intermediate Municipal Bond Fund	None
	BBH Income Fund	None
	BBH U.S. Government Money Market Fund	None

John A. Gehret	BBH Select Series – Large Cap Fund	Over $100,000	Over $100,000
	BBH Select Series – Mid Cap Fund	Over $100,000
	BBH Partner Fund – International Equity	Over $100,000
	BBH Limited Duration Fund	Over $100,000
	BBH Partner Fund – Small Cap Equity	Over $100,000
	BBH Intermediate Municipal Bond Fund	Over $100,000
	BBH Income Fund	None
	BBH U.S. Government Money Market Fund	Over $100,000

Jean-Pierre Paquin	BBH Select Series – Large Cap Fund	Over $100,000	Over $100,000
	BBH Select Series – Mid Cap Fund	$10,001 – $50,000
	BBH Partner Fund – International Equity	Over $100,000
	BBH Limited Duration Fund	Over $100,000
	BBH Partner Fund – Small Cap Equity	$10,001 – $50,000
	BBH Intermediate Municipal Bond Fund	Over $100,000
	BBH Income Fund	Over $100,000
	BBH U.S. Government Money Market Fund	Over $100,000

VI.	Effective immediately, the “Compensation Structure” information under the section captioned “Portfolio Manager Information” on page 62 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Compensation Structure

Mr. Hohmann is a Partner of BBH&Co. As a Partner, most of his compensation is linked directly to the profits of BBH&Co. through a working interest in BBH&Co.’s profits and a return on capital invested in BBH&Co. Mr. Hohmann’s working interest is set at the beginning of each calendar year by BBH&Co.’s Executive Committee based on his overall contribution to BBH&Co., including the investment performance and profitability of the Funds and other funds and accounts that he manages and co-manage. Mr. Hohmann has also invested capital in BBH&Co. and receives an annual return on his invested capital that fluctuates each year based on the overall profits of BBH&Co. Mr. Hohmann is also paid a salary.

Messrs. Hofer, Haffenreffer, Kunz and Steier are Principals of BBH&Co. (collectively the “Principals”). The Principals are paid a salary and variable incentives based on experience, the investment performance of their respective Funds and other portfolios managed or co-managed, and the overall profitability of BBH&Co. Their salaries are determined within a market competitive salary range, based on individual experience and performance, and are consistent with the salaries paid to other Principals of BBH&Co. The variable incentives are composed of three separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria (the “Performance Bonus”). A portion of the Performance Bonus is a deferred award, which vests after 3 years. The second element is a cash bonus paid at the end of each calendar year based on the profitability of BBH&Co. (the “Principal’s profit share”). The third and typically the smallest element is participation in a profit-sharing plan that allows all employees to share in the success of BBH&Co. in meeting its profit objectives. This participation is a uniform portion of each employee’s salary plus eligible bonus payments and is paid to each employee’s 401K account. The main criteria for establishing the Principals Performance Bonuses are the investment performance of their respective Funds and certain other funds and separate accounts managed by the Principals, their leadership, collaboration, and communication skills. The Principals’ profit share is consistent with the percentage received by other Principals of BBH&Co.

Mr. Harris is a Managing Director of BBH&Co. He is paid a salary and variable incentives based on his performance, the investment performance of the Fund, and overall profitability of BBH & Co. Mr. Harris’s base salary is determined within a market-competitive salary range, based on his experience and performance, and is consistent with the salaries paid to other Managing Director of BBH&Co. The variable incentives are composed of two separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria. A portion of the Performance Bonus may be a deferred award, which vests after 3 years. The second and typically smaller element is participation in a profit-sharing plan that allows all employees to share in the success of BBH&Co. in meeting its profit objectives. This participation is a uniform portion of each employee’s base salary and is paid to each employee’s 401K account that vests over time. The main criteria for establishing Mr. Harris’s Performance Bonus are the investment performance of the Fund and separate managed accounts managed by Mr. Harris and his leadership, collaboration, and communication skills.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.